CURRENT RECEIVABLES AND OTHER CURRENT ASSETS - Changes in the Allowance for Doubtful Accounts of Receivables from Financing Activities (Details) - Loans to consumers - Accumulated impairment - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in allowance account for credit losses of financial assets [abstract]
At January 1	€ 11,165	€ 9,950
Additional provisions	10,038	6,423
Utilizations	(5,293)	(3,509)
Releases	(57)	(1,327)
Other changes	694	(372)
At December 31	€ 16,547	€ 11,165